NOTES PAYABLE, BANK OVERDRAFTS AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Notes Payable, Bank Overdrafts and Long-term Debt
Notes payable, bank overdrafts and long-term debt consisted of the following:

	December 31, 2021	December 31, 2020
	(U.S. Dollars in thousands)
Revolving Credit Facility	$312,017	$—
Term Loan A and Term Loan B	836,775	—
Vessel financing loans	104,184	—
Other financing arrangements	57,361	7,885
Notes payable, at a weighted average interest rate of 3.2% as of December 31, 2020	—	60,097
Other revolving credit facilities	19,600	258,254
Bank overdrafts	9,395	11,243
Finance lease obligations, at a weighted average interest rate of 3.5% as of December 31, 2021 (2.4% as of December 31, 2020)	40,719	9,352
	1,380,051	346,831
Unamortized debt discounts and debt issuance costs	(21,063)	—
	1,358,988	346,831
Current maturities, net of unamortized debt discounts and debt issuance costs	(51,785)	(20,748)
Bank overdrafts	(9,395)	(11,243)
Long-term debt, net	$1,297,808	$314,840

Schedule of Maturities of Current and Long-term Debt
Stated maturities with respect to current and long-term debt, including finance lease obligations, as of December 31, 2021 were as follows:

Amount
(U.S. Dollars in thousands)
2022	$60,954
2023	67,066
2024	41,425
2025	42,930
2026	609,038
Thereafter	558,638
Total	$1,380,051